Significant Accounting Policies (Details 1) - Serviceproviders	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Total number of online advertising and promotional service providers	32	21	17
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	2	2	1
Total percentage of the Group's online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group's online advertising and promotional service expenses.	43.00%	50.00%	59.00%